Computation of Net Income (Loss) Per Common Share ("EPS"), Basic and Diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Income (Loss) from Continuing Operations Attributable to Parent	$ 151,325		$ 137,401		$ (553,947)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0		0		(19,972)
Preferred stock dividends	(3,723)		(310)		(39,857)
Deemed dividend on preferred stock	0	[1]	(191,667)	[1]	0	[1]
Accretions Of Discount	0		0		0
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)	0		0
Exchange Of Preferred Stock For Trust Preferred Securities Issued Accumulated Deficit	0		0		485,280
Net income (loss) applicable to common stock	147,602		(54,576)		97,377
Average common shares outstanding	1,021,793,932		885,154,040		408,229,498
Average potential dilutive common shares	1,101,030		0		0
Average common shares outstanding - assuming dilution	1,022,894,962		885,154,040		408,229,498
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.14		$ (0.06)		$ 0.29
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0		$ 0		$ (0.05)
Basic and dilutive EPS	$ 0.14		$ (0.06)		$ 0.24
Accumulated deficit
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Deemed dividend on preferred stock			(191,667)
Accretions Of Discount					(4,515)	[2]
Issuance Of Common Stock In Exchange Of Preferred Stock (Accumulated Deficit)					$ 230,388

[1]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock
[2]	Accretion of preferred stock discount - 2008 Series C Preferred Stock.